N-2	Jun. 10, 2025 USD ($)
Cover [Abstract]
Entity Central Index Key	0001280784
Amendment Flag	false
Securities Act File Number	814-00702
Document Type	8-K
Entity Registrant Name	Hercules Capital, Inc.
Entity Address, Address Line One	1 North B Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94401
City Area Code	650
Local Phone Number	289-3060
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
On June 16, 2025, in connection with a previously announced public offering, Hercules Capital, Inc. (the “Company”) and U.S. Bank Trust Company, National Association, as trustee (the “Trustee”), entered into a Ninth Supplemental Indenture (the “Ninth Supplemental Indenture”) to that certain indenture, dated March 6, 2012, between the Company and the Trustee (together with the Ninth Supplemental Indenture, the “Indenture”). The Ninth Supplemental Indenture relates to the Company’s issuance, offer and sale of $350,000,000 in aggregate principal amount of its 6.000% Notes due 2030 (the “Notes”).
The Notes will mature on June 16, 2030, unless previously redeemed or repurchased in accordance with their terms. The interest rate of the Notes is 6.000% per year and will be paid semiannually in arrears on June 16 and December 16 of each year, commencing December 16, 2025. The Notes are the Company’s unsecured obligations that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated, or junior, in right of payment to the Notes. The Notes will not be guaranteed by any of the Company’s current or future subsidiaries. The Notes will rank pari passu
, or equally, in right of payment with all of the Company’s existing and future liabilities that are not so subordinated, or junior. The Notes will effectively rank subordinated, or junior, to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness. The Notes will rank structurally subordinated, or junior, to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.
The Notes may be redeemed in whole or in part at any time or from time to time at the Company’s option at par, plus a “make whole” premium, if applicable.

Long Term Debt, Principal	$ 350,000,000
Long Term Debt, Structuring [Text Block]
The Notes will mature on June 16, 2030, unless previously redeemed or repurchased in accordance with their terms. The interest rate of the Notes is 6.000% per year and will be paid semiannually in arrears on June 16 and December 16 of each year, commencing December 16, 2025. The Notes are the Company’s unsecured obligations that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated, or junior, in right of payment to the Notes. The Notes will not be guaranteed by any of the Company’s current or future subsidiaries. The Notes will rank pari passu
, or equally, in right of payment with all of the Company’s existing and future liabilities that are not so subordinated, or junior. The Notes will effectively rank subordinated, or junior, to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness. The Notes will rank structurally subordinated, or junior, to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.

Long Term Debt, Dividends and Covenants [Text Block]
The Indenture contains certain covenants, including covenants requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), or any successor provisions, giving effect to any exemptive relief granted to the Company by the Securities and Exchange Commission (the “SEC”) (even if the Company is no longer subject to the 1940 Act), and to provide certain financial information to the holders of the Notes and the Trustee if the Company should no longer be subject to the reporting requirements of Sections 13 or 15(d) of the Securities Exchange Act of 1934, as amended, to file any periodic reports with the SEC. These covenants are subject to important limitations and exceptions that are set forth in the Indenture.